Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Tax Credit Carry Forward) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Other	$ 4,506
ILLINOIS
Tax Credit Carryforward [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Other	3,388
CALIFORNIA
Tax Credit Carryforward [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Other	$ 1,118